Depreciation and Amortization - Schedule of Depreciation and Amortization (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization of intangibles assets
Other intangible assets arising from business combinations
Other independently originated intangible assets	36,265	29,346	21,502
Depreciation of property and equipment
Buildings and land	9,725	9,295	9,228
Other property and equipment	18,447	21,098	21,351
Depreciation and impairment of leased assets
Buildings and land	28,672	31,195	30,804
Other property and equipment
Depreciation for improvements in leased real estate as leased of right-to-use assets	1,135	1,017	963
Amortization for the right-to-use other intangible assets under lease
Depreciation of other assets for investment properties	357	357	357
Amortization of other assets per activity income asset
Total	$ 94,601	$ 92,308	$ 84,205